SUMMARY OF DEFERRED TAX ASSETS AND LIABILITIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Intangible assets [member]
IfrsStatementLineItems [Line Items]
Beginning balance
Recognized in Other Comprehensive Income	(4,425,990)
Recognized In Provision for Income Taxes	524,565
Ending balance	(3,901,425)
Propert plant and equipment non current assets [member]
IfrsStatementLineItems [Line Items]
Beginning balance	(883,075)	(979,612)
Recognized in Other Comprehensive Income	(341,825)
Recognized In Provision for Income Taxes	1,137,205	96,537
Ending balance	(87,695)	(883,075)
Other non current asset [member]
IfrsStatementLineItems [Line Items]
Beginning balance		(8,431)
Recognized In Provision for Income Taxes	(2,240)	8,431
Ending balance	(2,240)
Non current asset [member]
IfrsStatementLineItems [Line Items]
Beginning balance	(883,075)	(988,043)
Recognized in Other Comprehensive Income	(4,767,815)
Recognized In Provision for Income Taxes	1,659,530	104,968
Ending balance	(3,991,360)	(883,075)
Prepaid expenses current assets [member]
IfrsStatementLineItems [Line Items]
Beginning balance	(17,195)	(11,849)
Recognized In Provision for Income Taxes	17,195	(5,346)
Ending balance		(17,195)
Other current asset [member]
IfrsStatementLineItems [Line Items]
Beginning balance	50,019	26,452
Recognized in Other Comprehensive Income	799,647	23,451
Recognized In Provision for Income Taxes	(715,276)	116
Ending balance	134,390	50,019
Current asset [member]
IfrsStatementLineItems [Line Items]
Beginning balance	32,824	14,603
Recognized in Other Comprehensive Income	799,647	23,451
Recognized In Provision for Income Taxes	(698,081)	(5,230)
Ending balance	134,390	32,824
Income in advance current liabilities [member]
IfrsStatementLineItems [Line Items]
Beginning balance	127,129	98,015
Recognized In Provision for Income Taxes	238,248	29,114
Ending balance	365,377	127,129
Tax losses current liabilities [member]
IfrsStatementLineItems [Line Items]
Beginning balance
Recognized in Other Comprehensive Income	15,995
Recognized In Provision for Income Taxes	84,469
Ending balance	100,464
Net deferred tax and liabilities [member]
IfrsStatementLineItems [Line Items]
Beginning balance	(723,122)	(875,425)
Recognized in Other Comprehensive Income	(3,952,173)	23,451
Recognized In Provision for Income Taxes	1,284,166	128,852
Ending balance	$ (3,391,129)	$ (723,122)